Related party transactions (Details Narrative) - YMA DG and Forwell [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Apr. 01, 2023
IfrsStatementLineItems [Line Items]
Owned percentage	49.08%	55.81%
Percentage of voting equity interests acquired			80.50%